Cash and Short-Term Deposits	12 Months Ended
Dec. 31, 2025
Cash and Short-Term Deposits [Abstract]
Cash and Short-Term Deposits
12	CASH AND SHORT-TERM DEPOSITS

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Cash	474,716	9,161,045	2,257,250
Pledged Deposits	1,179,430	1,700,892	419,094
Total	1,654,146	10,861,937	2,676,344

Pledged deposits are fixed deposit pledged to banks with maturity less than one year to secure overdraft facilities.

For the purpose of presenting the consolidated statement of cash flows, cash and cash equivalents comprise the following at the end of the financial year.

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Cash and short-term deposits	1,654,146	10,861,937	2,676,344
Pledged Deposits	(1,179,430)	(1,700,892)	(419,094)
Bank Overdraft	(104,587)	-	-
Total	370,129	9,161,045	2,257,250